Commitments and Contingencies (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 03, 2022
Commitments and Contingencies Disclosure [Abstract]
Deferred underwriting compensation					$ 7,000,000
Deferred underwriters compensation forfeited		$ 3,325,000	$ 3,325,000
Deferred underwriting compensation noncurrent	$ 3,675,000	$ 3,675,000	$ 3,675,000	$ 3,675,000